Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2016 EUR (€) loan	Dec. 31, 2015 USD ($)
Debt
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
Unused available liquidity	$ 2,367,000,000		$ 2,088,000,000
Term Loan Facilities due 2019
Debt
Number of term loans | loan	2	2
Principal per term loan	$ 421,600,000	€ 400,000,000
Effective Interest Rate (as a percent)	1.90%	1.90%	1.90%
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
Revolving Credit Facilities due 2021
Debt
Effective Interest Rate (as a percent)	2.42%	2.42%	2.20%
Commitment fees (as a percent)	0.725%
Utilization fee (as a percent)	0.15%